Firstar Mutual Fund Services LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202



Chad E. Fickett
(414) 905-7620
chad.fickett@firstar.com

                                  April 6, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      WEXFORD TRUST
                  File Nos. 33-20158 and 811-5469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated April 1, 2001 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 22 on March 30, 2001.

If you have any questions, regarding this filing, please call the undersigned at
(414) 905-7620.


                                                     Sincerely,

                                                     /s/ Chad E. Fickett
                                                     ----------------------
                                                     Chad E. Fickett, Esq.